UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512

                         Oppenheimer Capital Income Fund
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--47.8%
-----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.6%
-----------------------------------------------------------------------------------------------------------------------
MEDIA--1.8%
Cablevision Systems New York Group, Cl. A 1,2                                             1,150,000    $    29,417,000
-----------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                          650,000         18,999,500
-----------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 2                                                       63,200          1,847,336
-----------------------------------------------------------------------------------------------------------------------
News Corp., Cl. A                                                                           327,500          5,282,575
                                                                                                       ----------------
                                                                                                            55,546,411
-----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.8%
CSK Auto Corp. 1,3                                                                        6,498,375        110,017,489
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                             294,665          6,187,965
                                                                                                       ----------------
                                                                                                           116,205,454
-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.6%
-----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Wal-Mart Stores, Inc.                                                                       306,000         14,452,380
-----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
B&G Foods, Inc.                                                                             850,000         12,342,000
-----------------------------------------------------------------------------------------------------------------------
TOBACCO--5.7%
Altria Group, Inc. 2                                                                      2,175,000        146,029,500
-----------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                1,000,000         29,880,000
                                                                                                       ----------------
                                                                                                           175,909,500
-----------------------------------------------------------------------------------------------------------------------
ENERGY--12.2%
-----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
GlobalSantaFe Corp. 2                                                                       275,000         10,076,000
-----------------------------------------------------------------------------------------------------------------------
OIL & GAS--11.9%
BP plc, ADR 2                                                                               612,500         36,872,500
-----------------------------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC 3                                                            695,094         34,212,527
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                              3,477,550        154,994,404
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                       1,750,000        135,992,500
                                                                                                       ----------------
                                                                                                           362,071,931
-----------------------------------------------------------------------------------------------------------------------
FINANCIALS--14.8%
-----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Tortoise Energy Capital Corp. 1                                                             155,000          3,826,950
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.2%
Bank of America Corp.                                                                     1,050,000         48,636,000
-----------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                              1,127,600         33,072,508
-----------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc. 2                                                                 1,120,800         46,289,040
                                                                                                       ----------------
                                                                                                           127,997,548
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc.                                                                           2,152,500        101,404,275
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                        241,500          8,633,625
                                                                                                       ----------------
                                                                                                           110,037,900
-----------------------------------------------------------------------------------------------------------------------
INSURANCE--5.9%
ACE Ltd.                                                                                    775,000         33,495,500
-----------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd. 2                                                                   1,161,300        103,924,737
-----------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                             582,500         16,886,675
-----------------------------------------------------------------------------------------------------------------------


1      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Prudential Financial, Inc. 2                                                                415,000    $    26,273,650
                                                                                                       ----------------
                                                                                                           180,580,562
-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Anthracite Capital, Inc.                                                                  1,000,000         11,660,000
-----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
PMI Group, Inc. (The)                                                                       500,000         18,900,000
-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.9%
-----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Wyeth                                                                                       125,000          5,421,250
-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Abbott Laboratories 2                                                                       450,000         21,708,000
-----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                              1,050,000         29,295,000
                                                                                                       ----------------
                                                                                                            51,003,000
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.8%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Lockheed Martin Corp. 2                                                                      57,500          3,731,175
-----------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                              1,170,000         45,817,200
                                                                                                       ----------------
                                                                                                            49,548,375
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Cendant Corp.                                                                             1,350,000         28,633,500
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                                                                        350,000         12,768,000
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                     875,000         25,313,750
                                                                                                       ----------------
                                                                                                            38,081,750
-----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Nortel Networks Corp. 1                                                                   1,300,000          3,367,000
-----------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.3%
Microsoft Corp.                                                                             332,500          8,578,500
-----------------------------------------------------------------------------------------------------------------------
MATERIALS--0.3%
-----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Packaging Corp. of America                                                                  263,000          5,743,920
-----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Bowater, Inc.                                                                                50,000          1,570,000
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Citizens Communications Co.                                                                 800,000         10,912,000
-----------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                              755,000         11,755,350
-----------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp.                                                                      430,000          8,174,300
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc. 2                                                                   25,000            584,500
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                100,000          3,538,000
                                                                                                       ----------------
                                                                                                            34,964,150
-----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Corp.                                                                                  175,000          3,288,250
-----------------------------------------------------------------------------------------------------------------------
New Skies Satellites Holdings Ltd. 1                                                         20,000            354,000
-----------------------------------------------------------------------------------------------------------------------


2      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                             SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Nextel Communications, Inc., Cl. A 1                                                        250,000    $     7,545,000
                                                                                                       ----------------
                                                                                                            11,187,250
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
-----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Sempra Energy                                                                               470,925         18,681,595
-----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Questar Corp. 2                                                                              37,750          2,379,760
                                                                                                       ----------------
Total Common Stocks (Cost $1,016,644,865)                                                                1,458,766,686
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--7.4%
-----------------------------------------------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                                                                    127,500          5,941,500
-----------------------------------------------------------------------------------------------------------------------
Aquila, Inc., 6.75% Cv.                                                                     215,000          7,374,500
-----------------------------------------------------------------------------------------------------------------------
Calpine Capital Trust III, 5% Cum. Cv. Remarketable Term Income
Deferrable Equity Securities, Non-Vtg.                                                      400,000         19,100,000
-----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., Cv.                                                             1,000,000         32,542,000
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), 2.32% Cv. Equity Linked Nts.
(redemption linked to Comcast Corp., Cl. A common stock) 1                                1,060,200         32,799,938
-----------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv. 1,4                                                                  8,250          8,060,250
-----------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.                              400,000         16,000,000
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.375% Cv., Non-Vtg.                                           150         14,501,400
-----------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.:
5.50% Cv. 4                                                                                   7,250          6,493,281
5.50% Cv.                                                                                       125            111,953
-----------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv. Preferred Income Equity Redeemable Shares,
Non-Vtg.                                                                                     60,000          1,174,800
-----------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.                         1,750,000         38,675,000
-----------------------------------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities                     575,000         24,437,500
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                                   67,500          5,948,438
-----------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                                                                  600,000         14,412,000
                                                                                                       ----------------
Total Preferred Stocks (Cost $233,685,865)                                                                 227,572,560

                                                                                          PRINCIPAL
                                                                                             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.4%
-----------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                               $     2,310,000          2,311,002
-----------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                    3,442,036          3,499,278
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                    2,679,981          2,757,869
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                   1,498,489          1,498,644
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 5                                                   504,624            504,166
-----------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                    1,230,000          1,259,207
-----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.27%, 10/25/34 5                                                1,904,383          1,906,308
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                   3,579,519          3,641,965
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 9/1/34-10/1/34                                                                       14,302,699         14,701,278


3      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------
6.50%, 4/1/18-4/1/34                                                                $     3,161,040    $     3,291,739
7%, 9/1/31-3/1/33                                                                         9,892,284         10,435,020
7%, 6/1/34 6                                                                             14,102,000         14,859,983
8%, 4/1/16                                                                                  846,036            906,424
9%, 8/1/22-5/1/25                                                                           246,804            269,442
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                          351,026            352,203
Series 2034, Cl. Z, 6.50%, 2/15/28                                                        1,001,415          1,045,175
Series 2053, Cl. Z, 6.50%, 4/15/28                                                        1,118,060          1,162,528
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                       1,350,903          1,401,909
Series 2075, Cl. D, 6.50%, 8/15/28                                                        3,504,428          3,643,314
Series 2080, Cl. Z, 6.50%, 8/15/28                                                          867,257            898,192
Series 2387, Cl. PD, 6%, 4/15/30                                                          1,573,532          1,591,248
Series 2498, Cl. PC, 5.50%, 10/15/14                                                        154,818            155,507
Series 2500, Cl. FD, 3.59%, 3/15/32 5                                                       556,516            558,261
Series 2526, Cl. FE, 3.49%, 6/15/29 5                                                       677,771            680,114
Series 2550, Cl. QK, 4.50%, 4/15/22                                                         430,657            430,813
Series 2551, Cl. FD, 3.49%, 1/15/33 5                                                       538,759            542,830
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 7.068%, 6/1/26 7                                                        934,270            174,413
Series 183, Cl. IO, 4.38%, 4/1/27 7                                                       1,466,687            264,049
Series 184, Cl. IO, 9.36%, 12/1/26 7                                                      1,530,308            281,804
Series 192, Cl. IO, 10.161%, 2/1/28 7                                                       458,143             80,831
Series 200, Cl. IO, 9.538%, 1/1/29 7                                                        553,584            104,476
Series 2130, Cl. SC, 11.141%, 3/15/29 7                                                   1,088,850             90,620
Series 2796, Cl. SD, 17.659%, 7/15/26 7                                                   1,610,617            164,909
Series 2920, Cl. S, 22.706%, 1/15/35 7                                                    9,919,302            606,714
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 5.667%, 6/1/26 8                                              444,693            390,022
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-3/1/34                                                                        15,406,819         15,526,395
5%, 6/1/20-6/1/35 6                                                                      61,583,000         61,951,971
5.50%, 3/1/33-4/1/34                                                                     28,566,644         29,019,051
5.50%, 6/1/20-6/1/34 6                                                                   49,288,000         50,245,772
6%, 3/1/23-8/1/24                                                                        11,187,443         11,564,205
6%, 6/1/20-6/25/35 6                                                                     32,552,000         33,566,313
6.50%, 10/1/30                                                                              548,989            572,223
6.50%, 6/1/35 6                                                                          66,072,000         68,652,904
7%, 11/1/17                                                                               4,066,201          4,274,246
7%, 6/1/35 6                                                                              5,599,000          5,908,692
7.50%, 8/1/29-3/1/30                                                                      3,504,947          3,761,680
8.50%, 7/1/32                                                                               109,582            119,283
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                      2,696,704          2,820,316
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                          356,347            356,812
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                          917,359            926,666
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                          845,164            859,198


4      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                  $       628,922    $       634,428
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          266,526            269,141
Trust 2002-77, Cl. WF, 3.49%, 12/18/32 5                                                    844,304            849,812
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                       873,906            873,636
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                       3,166,158          3,348,212
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                        3,950,000          4,034,123
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                     1,921,000          2,009,935
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                          170,232            170,068
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                       2,550,000          2,607,657
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 7.979%, 4/25/32 7                                                  2,017,264            206,127
Trust 2002-51, Cl. S, 8.219%, 8/25/32 7                                                   1,852,124            190,071
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 4.54%, 6/1/23 7                                                         3,108,801            594,198
Trust 240, Cl. 2, 7.77%, 9/1/23 7                                                         4,682,575            873,508
Trust 252, Cl. 2, 0.774%, 11/1/23 7                                                       2,394,233            470,178
Trust 254, Cl. 2, 3.907%, 1/1/24 7                                                        1,177,266            226,425
Trust 273, Cl. 2, 6.878%, 7/1/26 7                                                          678,696            126,594
Trust 303, Cl. IO, 5.959%, 11/1/29 7                                                        923,797            172,883
Trust 308, Cl. 2, 3.488%, 9/1/30 7                                                        2,806,872            490,024
Trust 321, Cl. 2, (2.99)%, 3/1/32 7                                                      10,195,529          1,885,885
Trust 322, Cl. 2, 3.999%, 4/1/32 7                                                        3,542,584            621,207
Trust 329, Cl. 2, 5.51%, 1/1/33 7                                                         4,377,779            837,935
Trust 331, Cl. 9, (11.322)%, 12/1/32 7                                                    2,882,882            524,202
Trust 333, Cl. 2, 7.82%, 3/1/33 7                                                         8,253,326          1,586,404
Trust 334, Cl. 17, (3.245)%, 2/1/33 7                                                     1,674,961            307,800
Trust 2001-81, Cl. S, 11.799%, 1/25/32 7                                                  1,059,411            111,759
Trust 2002-9, Cl. MS, 9.237%, 3/25/32 7                                                   1,272,035            136,984
Trust 2002-52, Cl. SD, 3.958%, 9/25/32 7                                                  2,286,631            234,329
Trust 2002-77, Cl. SH, 18.523%, 12/18/32 7                                                1,318,404            135,490
Trust 2004-54, Cl. DS, 14.029%, 11/25/30 7                                                2,153,193            182,504
Trust 2005-6, Cl. SE, 22.007%, 2/25/35 7                                                  6,783,769            426,884
Trust 2005-19, Cl. SA, 20.95%, 3/25/35 7                                                 26,280,818          1,644,078
Trust 2005-40, Cl. SA, 25.588%, 5/25/35 7                                                 6,433,540            404,707
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 1993-184, Cl. M, 7.782%, 9/25/23 8                                                  1,032,744            895,098
-----------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                 1,730,000          1,827,072
-----------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                   1,720,000          1,730,571
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                   1,000,000          1,005,013
-----------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl.A4, 4.547%, 12/10/41                                      1,480,000          1,483,834
-----------------------------------------------------------------------------------------------------------------------


5      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                               $     1,206,311    $     1,263,157
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                                 310,972            338,772
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 7.673%, 1/16/27 7                                                 2,185,415            217,216
Series 2002-15, Cl. SM, 2.586%, 2/16/32 7                                                 1,996,717            190,887
Series 2002-76, Cl. SY, 5.897%, 12/16/26 7                                                4,791,085            493,465
Series 2004-11, Cl. SM, 3.095%, 1/17/30 7                                                 1,849,222            160,713
-----------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                   1,990,000          1,990,935
-----------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                  1,660,774          1,636,739
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                  1,080,000          1,092,637
-----------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12, Cl.
3A1, 4.499%, 12/25/34 5,9                                                                 2,683,996          2,678,243
-----------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                      3,977,229          4,071,661
-----------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                   1,950,000          2,074,475
-----------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                             2,380,000          2,712,084
-----------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                  3,030,000          3,037,034
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                  3,590,000          3,653,664
-----------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg. Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.852%, 4/25/35                                    4,146,553          4,161,115
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.54%, 1/25/35 5                                                4,197,981          4,201,971
Series 2004-N, Cl. A10, 3.803%, 8/25/34 9                                                 2,792,851          2,797,614
Series 2004-W, Cl. A2, 4.612%, 11/25/34 5                                                 1,401,706          1,399,663
                                                                                                       ----------------
Total Mortgage-Backed Obligations (Cost $438,618,631)                                                      438,888,805

-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.7%
-----------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 3.15%, 4/20/08 5,9                                                                  900,000            898,596
-----------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                    1,361,453          1,358,510
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                    3,590,000          3,591,472
-----------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts., Series
2004-2, Cl. A3, 3.58%, 1/15/09                                                            2,990,000          2,960,994
-----------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                       32,009             31,954
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 9                                                  1,074,259          1,068,384
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 9                                                  1,046,491          1,045,748


6      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                              $       344,571    $       343,957
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                     195,842            195,490
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                    610,000            607,506
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                   1,710,000          1,700,738
-----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                       506,775            508,448
-----------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06 9                                                                 2,250,000          2,238,122
-----------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                    2,780,000          2,833,104
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                         430,000            435,060
-----------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 3.21%, 8/25/33 5                                       228,309            228,454
-----------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2002-4, Cl. A1, 3.46%, 2/25/33 5                                       249,556            252,884
-----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                        452,515            452,942
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                       983,630            987,211
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                       447,802            447,885
Series 2004-B, Cl. A2, 2.48%, 2/8/07 9                                                    1,975,960          1,971,977
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                      4,169,487          4,156,184
Series 2005-A, Cl. A2, 3.17%, 9/8/07 9                                                    3,670,000          3,661,617
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                     3,010,000          3,009,398
-----------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34                                                             580,000            576,257
-----------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                    3,003,827          2,994,811
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                    2,200,000          2,187,848
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                     3,110,000          3,111,762
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2003-3,
Cl. A1, 1.50%, 1/15/08                                                                    1,031,606          1,028,389
-----------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                       725,129            724,537
Series 2005-1, Cl. A2, 3.21%, 5/21/07 9                                                   1,470,000          1,467,016
-----------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1, Cl. A3,
2.49%, 10/22/07                                                                             382,267            382,065
-----------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 4.44%, 3/15/16 5                                                                  4,080,000          4,351,127
-----------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                       732,106            730,623
-----------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A, Cl. A2,
2.55%, 1/15/07                                                                            1,950,000          1,943,591
-----------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                      268,035            268,270
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                       874,724            872,541
-----------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations, Series 2004-3,
Cl. A2, 3.24%, 11/25/34 5,9                                                                 613,555            614,017


7      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 9                                         $       800,000    $       794,312
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                    600,000            596,678
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 9                                                1,040,000          1,044,043
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                       5,176,256          5,211,698
-----------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                       57,827             57,836
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                     1,457,922          1,456,022
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                     2,097,901          2,092,552
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                     1,980,000          1,973,789
-----------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                     2,658,782          2,649,240
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                     2,580,000          2,577,910
-----------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable Certificates,
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                       179,051            178,973
-----------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B, Cl. A2,
2.40%, 5/21/07                                                                            1,774,784          1,768,940
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations, Series 2004-2,
Cl. AI1B, 2.94%, 9/25/18                                                                  3,091,634          3,069,904
-----------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1,
Cl. A2A, 2.59%, 5/15/07                                                                   2,500,000          2,489,902
                                                                                                       ----------------
Total Asset-Backed Securities (Cost $82,364,571)                                                            82,201,288

-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.3%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10                                                 2,255,000          2,061,291
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                           5,990,000          5,986,047
6.25%, 7/15/32                                                                              550,000            681,366
6.625%, 9/15/09                                                                           4,670,000          5,156,908
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.75%, 5/17/07                                                                            6,800,000          6,784,918
4.25%, 7/15/07                                                                            2,990,000          3,015,570
6.625%, 9/15/09                                                                           9,455,000         10,426,946
7.25%, 5/15/30                                                                            1,625,000          2,228,535
-----------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                            238,000            249,027
7.125%, 5/1/30                                                                            1,689,000          2,282,739
Series A, 6.79%, 5/23/12                                                                 22,112,000         25,501,770
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                             526,000            609,338
STRIPS, 3.76%, 2/15/13 10,11                                                              1,274,000            939,635
STRIPS, 4.96%, 2/15/16 10                                                                 1,157,000            738,348
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 5/15/10                                                                             542,000            545,134
4.125%, 5/15/15                                                                           1,942,000          1,961,422
                                                                                                       ----------------
Total U.S. Government Obligations (Cost $68,608,886)                                                        69,168,994

-----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.0%
-----------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $1,236,559)                              1,205,000          1,372,495


8      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.3%
-----------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06 13                                      $     3,060,000    $     3,135,300
-----------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 4                        1,100,000          1,101,477
-----------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                               1,330,000          1,554,915
8.70% Sr. Unsec. Debs., 5/1/30                                                              751,000            939,760
-----------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.:
5.75% Sr. Sec. Nts., Series B, 2/15/11                                                    5,000,000          4,687,500
8.50% Sr. Sub. Nts., 12/1/08                                                              2,500,000          2,618,750
8.875% Sr. Nts., Series B, 4/1/08                                                         1,230,000          1,291,500
-----------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 4                                625,000            624,388
-----------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                        850,000            841,369
-----------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                     1,140,000          1,147,434
-----------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 4                                       2,025,000          1,997,729
-----------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                                1,945,000          2,463,527
-----------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.:
7.50% Sr. Unsec. Nts., 5/1/07 13                                                            770,000            817,277
8.125% Sr. Unsec. Nts., 5/1/12                                                            2,165,000          2,593,741
-----------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                     2,050,000          2,771,432
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                       40,000             40,779
-----------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 9                                                  2,500,000          2,687,500
-----------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                        250,000            272,299
-----------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.:
8.375% Sr. Nts., 4/15/12                                                                    800,000            856,000
8.625% Sr. Unsec. Nts., 5/15/11                                                           1,285,000          1,365,313
-----------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                               261,000            268,157
-----------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                    1,380,000          1,927,015
-----------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                         22,500,000         13,500,000
-----------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                                           433,000            432,521
-----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                   1,710,000          1,769,228
8.125% Unsec. Nts., Series B, 7/15/05                                                       475,000            477,720
-----------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                         3,050,000          3,266,111
-----------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp.:
0%/13.50% Sr. Sub. Disc. Nts., 1/15/11 12                                                 4,250,000          3,251,250
8.625% Sr. Unsec. Nts., 4/1/09                                                           42,500,000         31,768,750
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                                      50,000,000         36,625,000
-----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                                                           5,601,000          5,881,050
7.50% Sr. Nts., 6/15/14                                                                   1,660,000          1,805,250
-----------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                   3,613,000          3,823,363
-----------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                     1,260,000          1,476,377
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                         2,755,000          3,269,507
-----------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                        462,000            513,975
-----------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                     1,585,000          1,617,166
-----------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                  372,000            372,000
-----------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                                  2,395,000          2,701,277
-----------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                       395,000            441,539
-----------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 4                                     1,745,000          1,891,008
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                               3,105,000          3,285,270


9      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                $     3,000,000    $     3,135,000
-----------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                    1,765,000          1,869,419
-----------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                   1,265,000          1,298,283
-----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                                 1,970,000          2,123,944
8% Nts., 6/15/10                                                                          1,018,000          1,141,532
-----------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                          1,285,000          1,552,761
-----------------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                                         1,700,000          1,644,750
-----------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                     1,790,000          2,088,384
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                 1,300,000          1,495,100
-----------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                             1,430,000          1,462,093
-----------------------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                             275,000            288,159
8.10% Unsec. Nts., 8/1/10                                                                 2,160,000          2,491,096
-----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                         2,150,000          2,284,560
-----------------------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                    3,360,000          3,273,876
-----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                 1,230,000          1,252,705
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                1,427,000          1,735,259
-----------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                      580,000            566,437
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.50% Unsec. Nts., 1/25/07                                                                1,990,000          1,993,998
7.375% Nts., 10/28/09                                                                       615,000            595,445
7.60% Nts., 8/1/05                                                                        1,145,000          1,151,146
-----------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 5                                                              1,510,000          1,758,647
8.75% Sr. Unsec. Nts., 3/1/31 5                                                             525,000            732,287
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                             1,025,000          1,017,055
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 9                                                                     2,130,000          2,235,744
10.05% Unsub. Nts., 12/15/08 5                                                              359,000            414,257
-----------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                2,505,000          2,488,552
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                                        2,945,000          2,628,206
7.50% Nts., 7/15/05                                                                       1,095,000          1,097,572
8% Bonds, 11/1/31                                                                         2,370,000          1,987,382
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                            3,025,000          3,203,351
-----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                          845,000            828,889
-----------------------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                                        1,069,000          1,070,145
-----------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                   705,000            724,132
-----------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                    3,168,000          3,168,412
-----------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                       1,419,000          1,637,798
-----------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                        3,260,000          3,264,805
-----------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5,9                              1,410,000          1,536,900
-----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                                    1,000,000          1,085,000
-----------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09                          2,610,000          2,598,996
-----------------------------------------------------------------------------------------------------------------------
J. C. Penney Co., Inc., 7.40% Nts., 4/1/37                                                2,030,000          2,131,500
-----------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 4                                      1,137,000          1,323,258
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                                 2,375,000          2,416,164
-----------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                              1,600,000          1,712,000
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                        1,450,000          1,589,587


10      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                               $     3,720,000    $     3,795,758
-----------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                 2,230,000          2,381,843
-----------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                      2,560,000          2,618,665
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                           1,990,000          2,131,975
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                        325,000            345,246
-----------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                               1,505,000          1,587,737
-----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                       1,740,000          1,617,706
-----------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                           1,600,000          1,674,920
-----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                                  1,076,000          1,330,842
-----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                   32,500,000         28,275,000
-----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                              2,155,000          2,028,012
-----------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                       1,290,000          1,279,903
7.90% Unsec. Debs., 10/15/07                                                              1,175,000          1,260,378
-----------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                             2,455,000          2,803,058
-----------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                 416,000            430,775
-----------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                          2,560,000          2,569,285
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 4.726% Nts., 2/22/06 4                                                 2,785,000          2,799,513
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                           3,175,000          3,252,187
-----------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                          2,730,000          2,895,282
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                        1,370,000          1,518,937
-----------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                               213,000            233,901
-----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                   1,410,000          1,523,991
-----------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                         440,000            434,947
7.875% Sr. Unsec. Nts., 11/15/10                                                          1,820,000          2,116,904
-----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                          2,080,000          2,355,845
-----------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                     1,030,000          1,130,940
-----------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 4                   1,052,030          1,015,151
-----------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 4                       1,465,000          1,677,648
-----------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 4                               2,235,000          2,951,177
-----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                   2,330,000          3,075,099
-----------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 9                                   1,390,000          1,438,650
-----------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                          1,272,000          1,302,513
-----------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                                         12,500,000         10,687,500
-----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                             3,330,000          3,353,173
-----------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                       1,347,000          1,528,153
-----------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                                1,345,000          1,393,146
5.625% Unsec. Unsub. Nts., 8/15/14                                                        1,165,000          1,209,920
-----------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                          1,000,000          1,042,500
-----------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                 2,055,000          2,833,966
-----------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                            2,225,000          2,330,688
-----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                         1,655,000          1,647,723
7.75% Unsec. Sub. Nts., 5/1/10                                                              149,000            171,372
-----------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                  2,995,000          3,826,906
-----------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                        1,280,000          1,472,000
-----------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 4                                       1,710,000          1,708,316
-----------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                          1,000,000          1,085,000
-----------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                   651,000            847,449


11      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                            $     1,285,000    $     1,381,375
-----------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                         2,485,000          2,447,581
-----------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34 4                                                         2,235,000          2,158,136
-----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                    2,380,000          2,420,170
6.75% Sr. Unsub. Nts., 2/15/11                                                              870,000            963,863
-----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                             862,000            878,054
-----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                            430,000            422,481
3.50% Sr. Unsec. Nts., 10/15/07                                                           2,245,000          2,207,264
-----------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec. Nts., 8/1/05                                              1,031,000          1,036,155
-----------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                 3,080,000          3,174,651
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                     1,595,000          1,630,951
-----------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                                                           1,300,000          1,408,081
7% Sr. Nts., 7/15/28                                                                      1,050,000          1,205,540
-----------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                         3,145,000          3,264,831
                                                                                                       ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $371,503,230)                                        375,856,843

-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--16.5%
-----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc., 4.75% Cv. Sr. Unsec. Debs., 2/1/22 5                        3,250,000          3,205,313
-----------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv. into Agere
Systems, Inc., Cl. A common stock)                                                       12,750,000         12,702,188
-----------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 4.25% Cv. Sr. Unsec. Sub. Debs., 4/15/34 6                12,750,000         10,200,000
-----------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
4.75% Cv. Sr. Unsec. Nts., 11/15/23 4                                                    15,000,000          8,962,500
4.75% Cv. Sr. Unsec. Nts., 11/15/23                                                       2,500,000          1,493,750
-----------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 5.875% Cv. Sr. Nts., 11/16/09 4                             4,000,000          2,480,000
-----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 2/1/07                     10,000,000          8,175,000
-----------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc., 2.50% Cv. Sr. Nts., 6/15/24                              5,250,000          4,830,000
-----------------------------------------------------------------------------------------------------------------------
Curagen Corp., 6% Cv. Jr. Unsec. Sub. Debs., 2/2/07                                      16,000,000         14,640,000
-----------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 8% Cv. Sr. Unsec. Bonds, 6/3/23                                   12,500,000          4,859,375
-----------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc., 4.50% Cv. Unsec. Sub. Nts., 7/1/08                          20,750,000         17,948,750
-----------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp., 3.51% Cv. Sr. Nts., 11/15/10 10                                      15,000,000         11,193,750
-----------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
5.25% Cv. Sr. Nts., 12/15/11 4                                                           10,000,000          7,150,000
6% Cv. Unsec. Sub. Nts., 3/15/10                                                         14,250,000          6,929,063
-----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                          17,500,000         18,856,250
-----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock or cash based on the value
thereof)                                                                                132,500,000        102,190,625
-----------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10                                               12,500,000         11,671,875
-----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series A, 6/15/23                 17,000,000         17,977,500
-----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10                                 15,000,000         15,037,500
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                                 17,500,000         16,078,125
-----------------------------------------------------------------------------------------------------------------------
Novell, Inc.:
0.50% Cv. Sr. Unsec. Debs., 7/15/24 4                                                    11,000,000          9,267,500
0.50% Cv. Sr. Unsec. Debs., 7/15/24                                                      14,000,000         11,795,000
-----------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33                                    17,000,000         18,955,000
-----------------------------------------------------------------------------------------------------------------------
Providian Financial Corp., 6.09% Cv. Sr. Unsec. Unsub. Nts., 2/15/21 9,10                57,500,000         30,618,750
-----------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 4.50% Cv. Nts., 5/15/15                                                 16,250,000         14,990,625
-----------------------------------------------------------------------------------------------------------------------


12      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
Solectron Corp., 0.50% Cv. Sr. Unsec. Nts., Series B, 2/15/34                       $    15,000,000    $    10,875,000
-----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 2.75% Cv. Sr. Unsec. Unsub. Debs., Series A,
1/15/18                                                                                  74,750,000         96,240,625
-----------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 1.75% Cv. Sr. Nts., 12/1/09                              750,000            661,875
-----------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 1.75% Cv. Sr. Nts., 12/1/09 4                                  14,250,000         12,575,625
                                                                                                       ----------------
Total Convertible Corporate Bonds and Notes (Cost $526,833,636)                                            502,561,564

-----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--3.8%
-----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Echostar Communications Corp. Cv. Equity-Linked Nts., 2.87%, 5/1/06                         381,113         11,118,705
Liberty Media Corp. Cv. Equity-Linked Nts., 4%, 11/25/05                                    956,938         10,048,615
-----------------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates, Series 2002-1,
4.727%, 11/30/07                                                                          1,323,951          1,325,639
-----------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series 4-T1, 8.25%,
6/26/10 14                                                                               13,600,000         13,515,000
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
EchoStar Communications Corp. Cv. Linked Nts., 4%, 12/30/05                                 595,780         17,852,548
GlobalSantaFe Corp. Cv. Linked Nts., 4.50%, 9/29/05                                         496,860         17,391,591
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
Cv. Yield Enhanced Equity Linked Debt Securities, 12%, 12/29/05 (linked to
CarMax, Inc.)                                                                               764,498         20,725,541
Cv. Yield Enhanced Equity Linked Debt Securities, Series G, 5%, 12/14/05
(linked to EchoStar Communications Corp. Cl. A common stock)                                310,753          9,185,859
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Performance Equity Linked Redemption Quarterly-pay
Securities, 5%, 12/30/05 (linked to Dollar Tree Stores, Inc.) 4                             605,830         15,500,161
                                                                                                       ----------------
Total Structured Notes (Cost $121,795,702)                                                                 116,663,659

-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.21% in joint repurchase agreement (Principal
Amount/Value $1,220,266,000, with a maturity value of $1,220,367,689) with UBS
Warburg LLC, 3%, dated 5/31/05, to be repurchased at $14,711,226 on 6/1/05, collateralized by Federal National Mortgage Assn., 4.50%--6%, 3/1/20--4/1/35,
with a value of $1,246,387,946 (Cost $14,710,000)                                        14,710,000         14,710,000
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,876,001,945)                                             107.7%     3,287,762,894
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (7.7)      (234,582,575)

                                                                                    -----------------------------------
NET ASSETS                                                                                    100.0%   $ 3,053,180,319
                                                                                    ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.


13      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                       CONTRACTS    EXPIRATION     EXERCISE        PREMIUM
                                 SUBJECT TO CALL         DATES        PRICE       RECEIVED          VALUE
---------------------------------------------------------------------------------------------------------
Abbott Laboratories                        1,000       6/20/05   $   50.000   $     78,997   $     15,000
Abbott Laboratories                        2,250       6/20/05       47.500        465,730        247,500
Altria Group, Inc                          1,625       6/20/05       75.000         63,310         24,375
BP plc, ADR                                  205       6/20/05       60.000         39,608         25,625
Cablevision Systems New York
Group, Cl. A                               3,750       1/23/06       30.000        744,282        487,500
Cablevision Systems New York
Group, Cl. A                               7,750       6/20/05       25.000      2,209,113        852,500
EchoStar Communications Corp., Cl. A         500       6/20/05       30.000         38,248         10,000
Everest Re Group Ltd.                        113       6/20/05       85.000         33,560         50,850
GlobalSantaFe Corp.                          500      10/24/05       37.500         73,497        122,500
GlobalSantaFe Corp.                          250       7/18/05       40.000         32,999         10,000
Lockheed Martin Corp.                        575       6/20/05       65.000         36,798         46,000
Prudential Financial, Inc.                 3,150       6/20/05       55.000      1,558,513      2,677,500
Prudential Financial, Inc.                 1,000       6/20/05       60.000        195,495        350,000
Questar Corp.                                377       7/18/05       65.000         14,702         45,240
SBC Communications, Inc.                     250       7/18/05       25.000         13,505          1,250
Washington Mutual, Inc.                    2,250       6/20/05       40.000         86,496        360,000
Washington Mutual, Inc.                    3,458       6/20/05       42.500        249,787         69,160
Washington Mutual, Inc.                    2,500       7/18/05       42.500        135,794        137,500
Washington Mutual, Inc.                    2,000      10/24/05       45.000        142,299        110,000
Washington Mutual, Inc.                    1,000      10/24/05       47.500         27,749         15,000
                                                                              ---------------------------

                                                                              $  6,240,482   $  5,657,500
                                                                              ===========================

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of May 31, 2005 amounts to $144,230,016. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES           GROSS            GROSS           SHARES
                                 AUGUST 31, 2004       ADDITIONS       REDUCTIONS     MAY 31, 2005
--------------------------------------------------------------------------------------------------
CSK Auto Corp.                         6,500,000           2,750            4,375        6,498,375
Enbridge Energy Management
LLC                                      650,000          45,094 *             --          695,094

                                                                         DIVIDEND         REALIZED
                                                           VALUE           INCOME             GAIN
--------------------------------------------------------------------------------------------------
CSK Auto Corp.                                     $ 110,017,489    $          --   $       46,368
Enbridge Energy Management
LLC                                                   34,212,527        1,225,573               --
                                                   -----------------------------------------------
                                                   $ 144,230,016    $   1,225,573   $       46,368
                                                   ===============================================

*   A portion of the transactions (12,594) was the result of a stock dividend.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $89,737,118 or 2.94% of the Fund's net assets as of May 31, 2005.

5. Represents the current interest rate for a variable or increasing rate security.


14      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

6. When-issued security or forward commitment to be delivered and settled after May 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,220,273 or 0.50% of the Fund's net assets as of May 31, 2005.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,285,120 or 0.04% of the Fund's net assets as of May 31, 2005.

9. Illiquid security. The aggregate value of illiquid securities as of May 31, 2005 was $58,797,233, which represents 1.93% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. A sufficient amount of securities has been designated to cover outstanding written put options, as follows

                            CONTRACTS    EXPIRATION      EXERCISE         PREMIUM
                       SUBJECT TO PUT         DATES         PRICE        RECEIVED           VALUE
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                750       6/20/05  $     60.000  $      125,245  $       18,750
Amerada Hess Corp.              1,475       6/20/05        85.000         282,313          29,500
Amerada Hess Corp.              1,750       6/20/05        90.000         283,288         166,250
Bank of America Corp.             500       6/20/05        45.000          48,498          10,000
Boston Scientific
Corp.                           1,500       6/20/05        30.000         188,617         435,000
Boston Scientific
Corp.                          12,500       8/22/05        32.500       4,746,312       6,750,000
Capital One Financial
Corp.                           1,250       6/20/05        70.000         312,112          18,750
CarMax, Inc.                    2,550       7/18/05        30.000         648,960       1,122,000
Cendant Corp.                   1,000       8/22/05        20.000          98,756          40,000
Cendant Corp.                  18,442       8/22/05        22.500       2,399,719       2,858,510
Chevron Texaco Corp.            1,000       9/19/05        55.000         441,981         300,000
Cisco Systems, Inc.             5,000       7/18/05        17.500         332,489          50,000
Citigroup, Inc.                 2,000       6/20/05        47.500         243,990         130,000
CMS Energy Corp.                1,000       6/20/05        12.500          40,999              --
ConocoPhillips                  1,000       8/22/05        47.500         416,982         110,000
ENSCO International,
Inc.                            5,000       6/20/05        35.000         503,983         975,000
Exxon Mobil Corp.               1,250       6/20/05        60.000         546,227         475,000
GlobalSantaFe Corp.             1,000       6/20/05        35.000         179,042          35,000
Hewlett-Packard Co.             4,800       8/22/05        22.500         729,576         480,000
Honeywell
International, Inc.             1,000       6/20/05        35.000          71,497          15,000
Kroger Co.                      2,500      10/24/05        17.500         498,733         287,500
Microsoft Corp.                 2,000       7/18/05        25.000         204,643          50,000
Morgan Stanley                    500       6/20/05        55.000         243,490         300,000
Pfizer, Inc.                    4,975       6/20/05        27.500         955,543         149,250
PMI Group Inc. (The)              250      12/19/05        40.000         134,244          92,500
Tyco International
Ltd.                            2,500       6/20/05        30.000         286,238         325,000
Tyco International
Ltd.                            2,500      10/24/05        27.500         423,982         237,500
Wal-Mart Stores, Inc.           1,975       6/20/05        50.000         344,813         543,125
Wal-Mart Stores, Inc.           1,000       9/19/05        47.500         191,992         170,000
                                                                   ------------------------------

                                                                   $   15,924,264  $   16,173,635
                                                                   ==============================

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,841,885. See accompanying Notes to Quarterly Statement of Investments.


15      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

14. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $   2,885,787,756
                                                      =================

Gross unrealized appreciation                         $     502,370,730
Gross unrealized depreciation                              (100,395,592)
                                                      -----------------
Net unrealized appreciation                           $     401,975,138
                                                      =================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of May 31, 2005, the market value of these securities comprised 3.8% of the Fund's net assets and resulted in unrealized cumulative losses of $5,132,043.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of May 31, 2005, the Fund had purchased $262,910,242 of securities issued on a when-issued basis or forward commitment and sold $28,459,648 of securities issued on a when-issued basis or forward commitment.


16      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                               EXPIRATION     NUMBER OF     VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                DATES     CONTRACTS        MAY 31, 2005     (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                   6/21/05           663     $    77,881,781     $    2,823,557
U.S. Treasury Nts., 10 yr.        6/21/05           348          39,269,625            617,692
                                                                                ---------------
                                                                                     3,441,249
                                                                                ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.         9/30/05           539         111,960,406            (75,386)
U.S. Treasury Nts., 5 yr.         9/21/05           988         107,460,438           (133,166)
U.S. Treasury Nts., 10 yr.        9/21/05            29           3,284,703            (28,280)
                                                                                ---------------
                                                                                      (236,832)
                                                                                ---------------
                                                                                $    3,204,417
                                                                                ===============


17      |      OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY. The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments.

Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended May 31, 2005 was as follows:

                                      CALL OPTIONS                  PUT OPTIONS
                             -------------------------    --------------------------
                              NUMBER OF      AMOUNT OF    NUMBER OF       AMOUNT OF
                              CONTRACTS       PREMIUMS    CONTRACTS        PREMIUMS
------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2004                  30,425   $  5,660,279       76,716    $ 20,807,385
Options written                 205,771     27,259,478      373,246      50,558,478
Options closed or expired      (171,739)   (21,083,708)    (352,865)    (51,681,239)
Options exercised               (29,954)    (5,595,565)     (14,130)     (3,760,360)
                             -------------------------------------------------------
Options outstanding as of
May 31, 2005                     34,503   $  6,240,484       82,967    $ 15,924,264
                             =======================================================

TOTAL RETURN SWAP CONTRACTS. The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of May 31, 2005, the Fund had entered into the following total return swap agreements:

                                       PAID BY      RECEIVED BY                         UNREALIZED
         SWAP        NOTIONAL      THE FUND AT      THE FUND AT     TERMINATION       APPRECIATION
 COUNTERPARTY          AMOUNT     MAY 31, 2005     MAY 31, 2005           DATES     (DEPRECIATION)
--------------------------------------------------------------------------------------------------
                                    One-Month
                                   LIBOR minus
UBS AG       $   $ 12,530,000             0.25%           1.510%        12/1/05     $           --


18      |      OPPENHEIMER CAPITAL INCOME FUND

OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

Index abbreviations are as follows:

LIBOR            London-Interbank Offered Rate

ILLIQUID SECURITIES. As of May 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


19      |      OPPENHEIMER CAPITAL INCOME FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005